Performance Management - NORTHQUEST CAPITAL FUND INC	Apr. 16, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	BAR CHART AND PERFORMANCE TABLE
Performance Narrative [Text Block]

The bar chart and table below provide an indication of the risk of investing in the Fund by showing changes year to year (variability of performance). The bar chart shows the Fund performance over a ten-year period. The past performance of the Fund that will be shown will not be an indication of future results.

Performance Past Does Not Indicate Future [Text]	The past performance of the Fund that will be shown will not be an indication of future results
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

During the ten-year period shown in the bar chart the highest return for a quarter was 23.21% and the lowest return for a quarter was -21.21%. These returns occurred in quarters ending 06/30/20 and 03/31/20, respectively.

Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	23.21%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	(21.21%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns: Periods Ended December 31, 2025 NorthQuest Capital Fund
Performance Table Narrative

The table shows the Fund's average annual return for the periods of 1 year, 5 years and 10 years and the effect of federal income taxes on these returns and compares those returns with the S&P500 Index with dividends reinvested, a broad measure of market performance. Tax figures for the Fund were calculated using the highest individual federal income tax bracket. Actual after-tax returns may be lower than those shown since they depend on the investor's tax information. State and local taxes were not considered. Please note that this tax information does not apply to tax deferred accounts such as 401K plans and IRA's because such accounts are subject to taxation only upon distribution.

Performance Table Uses Highest Federal Rate	Tax figures for the Fund were calculated using the highest individual federal income tax bracket
Performance Table Not Relevant to Tax Deferred	Please note that this tax information does not apply to tax deferred accounts such as 401K plans and IRA's because such accounts are subject to taxation only upon distribution
Performance [Table]
	1 Year	5 Years	10 Years
Return before taxes	10.86%	9.23%	12.91%
Return after taxes on distributions	10.47%	8.49%	11.55%
Return after taxes on distributions & sale of Fund shares	6.72%	7.23%	10.35%
S&P 500 Index with dividends reinvested (Return before fees, expenses or taxes)	17.88%	14.42%	14.81%